GENERAL (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2019	Nov. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2019	Jun. 30, 2018	Jan. 31, 2018	Dec. 31, 2016
Loss from sale of subsidiary					$ (115)	$ (159)
Percentage of consideration received from transaction					100.00%
Proceeds from sale of discontinued operations, net					$ 730
Number of ordinary shares issued					1,500	12,252	9,726
Accumulated deficit					78,991	76,961
Cash and cash equivalents					$ 13,754	$ 20,814	$ 12,417
Shares issued under underwritten public offering					38,456,693	37,516,891
Issue price					$ 0.03	$ 0.03			$ 0.03
Subsequent Event [Member] | Ordinary Shares Underwritten Public Offering [Member]
Offering costs	$ 1,800
Shares issued under underwritten public offering	4,819,052
Proceeds from issue of initial public offering	$ 25,300
Issue price	$ 5.25
CACS [Member]
Ownership percentage											80.00%
Percentage on ownership acquired						100.00%
Decrease of additional paid in capital						$ 254
Proceeds from noncontrolling interests						1,500
Loss from sale of subsidiary						$ 159
RADA Sensors Inc [Member]
Ownership percentage					100.00%					75.00%
RADA Technologies LLC [Member]
Ownership percentage								25.00%
Israeli Institutional Investor [Member]
Number of ordinary shares issued, shares				4,545,454
Number of ordinary shares issued				$ 12,500
Number of ordinary shares issued, price per share				$ 2.75
Offering costs				$ 248
DBSI [Member]
Number of ordinary shares issued, shares		545,454	545,454
Number of ordinary shares issued		$ 1,500	$ 1,500
Number of ordinary shares issued, price per share		$ 2.75	$ 2.75